Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, New York 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Standard Solar, Inc. (the “Sponsor”) SSI ABS 2025-1 Depositor, LLC (the “Depositor”) 530 Gaither Road, Suite 900 Rockville, Maryland 20850	27 May 2025

Re:	SSI ABS 2025-1 Issuer, LLC (the “Issuer”)

Standard Solar, Series 2025-1 (the “Notes”)

Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor, Depositor and Barclays Capital Inc. (the “Lead Bookrunner”), BofA Securities, Inc., KeyBanc Capital Markets Inc., TD Securities (USA) LLC and Wells Fargo Securities, LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a portfolio of (i) commercial, industrial and community solar photovoltaic systems and the related agreements (the ”Host Customer Solar Assets”) and (ii) the projected revenues associated with the sale of solar renewable energy credits (“SRECs”) that come from a pool of solar assets owned and operated by the Sponsor (the ”Incentive REC Solar Assets,” together with the Host Customer Solar Assets, the “Solar Assets”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files (collectively, the “Provided Data Files”):

i.

Labeled “SSI 2025-1 - Data Tape - (EXTERNAL) - 2025.02.27.xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 December 2024 (the “Initial Cut-Off Date”) relating to:

(1)

A pool of photovoltaic systems installed on commercial properties and the related agreements (the ”Initial Host Customer Solar Assets”) that are expected to be representative of the Host Customer Solar Assets and

(2)

The projected revenues associated with the sale of solar renewable energy credits (“SRECs”) under various SREC agreements (the “Initial Incentive REC Solar Assets,” together with the Initial Host Customer Solar Assets, the “Initial Solar Assets”) that are expected to be representative of the REC Solar Assets,

ii.

Labeled “SSI 2025-1 - Data Tape - (EXTERNAL) - 2025.03.06.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of the Initial Cut-Off Date relating to the Initial Solar Assets,

iii.

Labeled “SSI 2025-1 - Data Tape - (EXTERNAL) - 2025.04.07.xlsx” and the corresponding record layout and decode information, as applicable (the “Updated Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the (i) specific yield (MWh/MW) for each Initial Solar Asset and (ii) Incentive REC Solar Asset Sample Characteristics (as defined herein), as of 31 March 2025 (the “Preliminary Cut-Off Date”),

iv.

A schedule and the corresponding record layout and decode information, as applicable (the “Wholesale Market Mapping Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the wholesale market Host Customer Solar Asset Sample Characteristic (as defined herein) corresponding to each Sample Host Customer Solar Asset (as defined in Attachment A) and

v.

Certain schedules and the corresponding record layout and decode information, as applicable (the “PPA Rate Schedules”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the site PPA rate year 1 and PPA rate years 2-35 Host Customer Solar Asset Sample Characteristics,

b.	Imaged copies of the following items (collectively, the “Source Documents” and collectively with the Wholesale Market Mapping Schedule and PPA Rate Schedules, the “Sources”):

i.

The solar power purchase agreement, the master subscriber management agreement, energy sales agreement, amendments and/or change orders thereto or other related documents (collectively and as applicable, the “Revenue Contract”),

ii.

The solar rewards community producer agreement, solar renewable energy certificates purchase and sale agreement, the solar renewable energy certificates confirmation letter, amendments and/or change orders thereto, or other related documents (collectively and as applicable, the “Incentive REC Agreement”),

iii.	The notice of commencement date or other related documents (collectively and as applicable, the ”COD Notice”),

iv.	The PVsyst, grid-connected system simulation parameters or other related documents (the “PVsyst”),

v.

The standard agreement for interconnection for net energy metering of solar or wind electric generating facilities of 1,000 kilowatts or less, other than facilities of 30 kilowatts or less or other related documents (the “Interconnection Notices”),

vi.	The lease agreement, fixed net rent agreement or other related documents (collectively and as applicable, the ”Lease Agreement”),

vii.	The as-built drawings (the ”As-Built Drawing Set”),

viii.	Certain printed screen shots from S&P, Fitch or Moody’s or other related documents (as applicable, the “Credit Rating Screen Shots”) and

ix.	The RISKCALC PLUS Results report, shadow rating reports or other related documents (as applicable, the “Shadow Rating Reports”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Solar Asset (as defined in Attachment A),

c.	The list of relevant characteristics (the “Host Customer Solar Asset Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A,

d.

The list of relevant characteristics (the “Incentive REC Solar Asset Sample Characteristics,” together with the Host Customer Solar Asset Sample Characteristics, the “Sample Characteristics”) on the Data File, which is shown on Exhibit 2 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Initial Solar Assets or Solar Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Assets,

iii.	Whether the originator(s) of the Solar Assets complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 May 2025

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of:

a.	Sixteen (16) Initial Host Customer Solar Assets from the Initial Data File with an offtake type value of “PPA,” as shown on the Initial Data File (the “Sample PPA Solar Assets”),

b.	Six (6) Initial Host Customer Solar Assets from the Initial Data File with an offtake type value of “Community Solar,” as shown on the Initial Data File (the “Sample Community Solar Assets”),

c.

Two (2) Initial Host Customer Solar Assets from the Initial Data File with an offtake type value of “Contracts For Differences,” as shown on the Initial Data File (the “Sample Contracts For Differences Solar Assets”) and

d.

One (1) Initial Host Customer Solar Asset from the Initial Data File with an offtake type value of “RNM,” as shown on the Initial Data File (the “Sample RNM Solar Asset,” together with the Sample PPA Solar Assets, Sample Community Solar Assets and Sample Contracts For Differences Solar Assets, the “Sample Host Customer Solar Assets”).

For the purpose of the procedures described in this report, the 25 Sample Host Customer Solar Assets are referred to as Sample Host Customer Solar Assets Numbers 1 through 25.

2.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of five (5) Initial Incentive REC Solar Assets from the Initial Data File (the “Sample Incentive REC Solar Assets,” together with the Sample Host Customer Solar Assets, the “Sample Solar Assets”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Incentive REC Solar Assets or the methodology they instructed us to use to select the Sample Incentive REC Solar Assets from the Initial Data File.

For the purpose of the procedures described in this report, the 5 Sample Incentive REC Solar Assets are referred to as Sample Incentive REC Solar Asset Numbers 26 through 30.

Attachment A Page 2 of 3

3.

For each Initial Solar Asset on the Initial Data File and Preliminary Data File, we compared the PROJECT_NAME, as shown on the Initial Data File, to the corresponding PROJECT_NAME, as shown on the Preliminary Data File, and noted that:

a.	All of the “Initial Solar Assets (including the Sample Solar Assets) were included on the Preliminary Data File and

b.	No other solar assets were included on the Initial Data File or Preliminary Data File.

4.

For each Initial Solar Asset on the Preliminary Data File and Updated Preliminary Data File, we compared the PROJECT_NAME, as shown on the Preliminary Data File, to the corresponding PROJECT_NAME, as shown on the Updated Preliminary Data File, and noted that:

a.	All of the Initial Solar Assets (including the Sample Solar Assets) were included on the Updated Preliminary Data File and

b.	No other solar assets were included on the Preliminary Data File or Updated Preliminary Data File.

5.

For each Sample Solar Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information, as shown on the Updated Preliminary Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

6.

For each Initial Incentive REC Solar Asset, we compared the Incentive REC Solar Asset Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information, as shown on the Updated Preliminary Data File. Except for the information shown on Exhibit 5 to Attachment A, all such compared information was found to be in agreement.

7.

As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Sample Host Customer Solar Asset on the Preliminary Data File with the corresponding specific yield, as shown on the Updated Preliminary Data File. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Data File.”

Attachment A Page 3 of 3

8.	For each Sample Host Customer Solar Asset, as applicable, we:

Compared the Host Customer Solar Asset Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in the Sources, or to the corresponding information we recalculated using information located on the Data File and/or in the Sources, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A and the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was found to be in agreement

The Source(s) that the Sponsor, on behalf of the Depositor, instructed us to use for each Host Customer Solar Asset Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Host Customer Solar Asset Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Data File for the Host Customer Solar Asset Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Host Customer Solar Asset Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Host Customer Solar Asset Sample Characteristics listed on Exhibit 1 to Attachment A.

9.

For each Sample Incentive REC Solar Asset, as applicable, we compared the Incentive REC Solar Asset Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on Updated Preliminary Data File, to the corresponding information located in the Sources, or to the corresponding information we recalculated using information located on the Updated Preliminary Data File and/or in the Sources, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Incentive REC Solar Asset Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Host Customer Solar Asset Sample Characteristics and Sources

Host Customer Solar Asset Sample Characteristic	Data File Field Name	Source(s)	Note(s)

Project name	Project Name	Revenue Contract or COD Notice	i., ii.

Offtake type	Offtake Type	Revenue Contract	iii.

State	State	Revenue Contract

Utility	Utility	Interconnection Notice or Revenue Contract	ii.

Wholesale market	Wholesale Market	(a) Revenue Contract or (b) Wholesale Market Mapping Schedule	ii., iv.

System size (kWDC)	System Size (kWDC)	As-Built Drawing Set, PVsyst or Revenue Contract

Specific yield (MWh/MW)	Specific Yield (MWh/MW)	(a) COD Notice, PVsyst and recalculation or (b) As-Built Drawing Set, PVsyst and recalculation	v.

COD actual	COD Actual	COD Notice	vi.

Customer	Customer	Revenue Contract or COD Notice	ii.

Credit rating	Credit Rating	Credit Rating Screen Shots or Shadow Rating Reports	vi., vii., viii.

Rating agency	Ratings Agency	Credit Rating Screen Shots or Shadow Rating Reports	vi., vii.

PPA term	PPA/RNM Details - Term (Years)	Revenue Contract	vi.

CS program term	CS Details - Term (Years)	Revenue Contract	vi.

CS subscription manager	Manager	Revenue Contract	ii., vi.

PPA rate year 1	PPA / CS Fixed Rate 1	(a) Revenue Contract and recalculation or (b) PPA Rate Schedule	vi., ix.

PPA rate years 2-35	PPA / CS Fixed Rate 2-35	(a) Revenue Contract and recalculation or (b) PPA Rate Schedule and recalculation	vi., ix., x.

Site lease year 1	Site Lease 1	Lease Agreement	vi., xi.

Site lease years 2-35	Site Lease 2-35	Lease Agreement and recalculation	vi., xii.

Exhibit 1 to Attachment A Page 2 of 5

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Host Customer Solar Asset Sample Characteristics for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences that appear to be due to abbreviation, truncation or spelling errors.

iii.	For the purpose of comparing the offtake type Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Ignore differences that appear to be due to abbreviation, truncation or spelling errors and

b.	Note agreement in accordance with the decode information shown on the table below, as applicable.

For the purpose of comparing the offtake type Sample Characteristic for Sample Host Customer Solar Asset Numbers 17 and 18, the Sponsor or Lead Bookrunner, on behalf of the Depositor, instructed to note agreement with an offtake type value of “Community Solar,” as shown on the Data File, subject to the information, assumptions and methodologies described in the Revenue Contract and in accordance with the decode table shown below:

Sample Characteristic	Information, assumptions and methodologies
Offtake type

a.   If there is more than one Revenue Contract or offtaker, and

b.  If the Revenue Contract specifies the allocation of net metering credits from a shared off-site system and

c.   If the Revenue Contract shows that the Sample Host Customer Solar Asset is located in the state of Massachusetts (classifying an offtake type of “Community Solar”).

iv.

For the purpose of comparing the wholesale market Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to take the wholesale market on the Wholesale Market Mapping Schedule that corresponds to the corresponding Project Name, as shown on the Data File, as applicable (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

v.

For the purpose of comparing the specific yield (MWh/MW) Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the depositor, instructed us to us to recalculate specific yield (MWh/MW) as the quotient between the:

a.	Production estimate, as shown in the PVsyst, and

b.	System size (kWdc), as shown in the As-Built Drawing Set.

vi.

The Sponsor, on behalf of the Depositor, instructed us not to compare the indicated Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset with a corresponding value of <blank>, “0,” “N/A”, “No,” “variable rate” or “-,” as shown on the Data File.

vii.

For the purpose of comparing the indicated Host Customer Solar Asset Sample Characteristics for each Sample Host Customer Solar Asset the Sponsor, on behalf of the depositor, instructed us to note agreement if the information on the Data File for the indicated Host Customer Solar Asset Sample Characteristics agreed with the corresponding information in at least one of the Sources that are listed for such indicated Host Customer Solar Asset Sample Characteristics. We performed no procedures to reconcile any differences that may exist between various Sources for any of the indicated Host Customer Solar Asset Sample Characteristics listed on Exhibit 1 to Attachment A.

viii.

For the purpose of comparing the credit rating Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the indicated value, as shown on the Data File, agreed to at least one corresponding value, as shown on the applicable Source. We performed no procedures to reconcile any differences that may exist relating to the information on the Source(s) (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

ix.

For the purpose of comparing the PPA rate year 1 Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to recalculate PPA rate year 1 as the product of:

a.	PPA Rate year 1, as shown on the Revenue Contract, and

b.	1,000

as applicable (and in accordance with any other applicable note(s)).

x.

For the purpose of comparing the PPA rate years 2-35 Host Customer Solar Asset Sample Characteristics for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 2,19 and 22) the Sponsor, on behalf of the Depositor, instructed us to recalculate PPA rate years 2-35 as the product of:

a.	The rate escalator represented by the sum of:

(1)	One, and

(2)	The rate escalator, as shown in the Revenue Contract,

b.	The prior year’s PPA rate,

as applicable (and in accordance with any other applicable note(s)).

For the purpose of comparing the PPA rate years 2-35 Host Customer Solar Asset Sample Characteristics for Sample Host Customer Solar Asset Number 2, the Sponsor, on behalf of the Depositor, instructed us to recalculate PPA rate years 2-35 as the rate escalator represented by the sum of:

a.	One, and

b.	The rate escalator, as shown in the Biling Data Screen Shots,

as applicable (and in accordance with any other applicable note(s)). For the purpose of comparing the PPA rate years 2-35 Host Customer Solar Asset Sample Characteristics for Sample Host Customer Solar Asset Number 2, the Sponsor, on behalf of the Depositor, instructed us to recalculate PPA rate years 2-35 as:

a.	The rate escalator represented by the sum of:

(1)	One, and

(2)	The rate escalator, as shown in the PPA Rate Schedule,

as applicable (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

xi.

For the purpose of comparing the site lease year 1 Host Customer Solar Asset Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 10, 18, 21 and 25), the Sponsor, on behalf of the Depositor, instructed us to recalculate site lease year 1 as the product of:

a.	First years rent,

b.	Total number of rented acres,

both as shown in the Lease Agreement (and in accordance with any other applicable note(s)).

For the purpose of comparing the site lease year 1 Host Customer Solar Asset Sample Characteristic for Sample Host Customer Solar Asset Numbers 10, 18, 21 and 25 the Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source, as applicable (and in accordance with any other applicable note(s)).

xii.

For the purpose of comparing the site lease years 2-35 Host Customer Solar Asset Sample Characteristics for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 18, 21, 24 and 25) the Sponsor, on behalf of the Depositor, instructed us to recalculate site lease years 2-35 as the product of:

a.	The compounded rate represented by the sum of:

i.	The rate escalator, as shown in the Revenue Contract, and

ii.	One

and

b.	The first years rent and

c.	Total number of rented acres,

both as shown in the Lease Agreement, as applicable (and in accordance with any other applicable note(s)).

For the purpose of comparing the site lease years 2-35 Host Customer Solar Asset Sample Characteristics for Sample Host Customer Solar Asset Numbers 18, 21, 24 and 25 the Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement as the Source, as applicable (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Initial REC Solar Asset Sample Characteristics and Sources

Initial REC Solar Asset Sample Characteristic	Updated Preliminary Data File Field Name	Source(s)	Note(s)
Project name	Project Name	Incentive REC Agreement	i.

Program	Program	Incentive REC Agreement	ii.

Counterparty	Counterparty	Incentive REC Agreement	ii.

Initial REC rates ($/MWh) years 1 through 35	Hedged SREC Rates ($/MWh) 1-35	Incentive REC Agreement	iii.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Initial REC Solar Asset Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences that appear to be due to abbreviation, truncation and spelling errors.

iii.

The Sponsor, on behalf of the Depositor, instructed us not to compare the Initial REC rates ($/MWh) years 1 through 35 Initial REC Solar Asset Sample Characteristic for each Sample Initial REC Solar Asset with a corresponding value of <blank>, “0” or “-,” as shown on the Updated Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Host Customer Solar Asset Sample Characteristic Differences

Sample Host Customer Solar Asset Number	Host Customer Solar Asset Sample Characteristic	Data File	Source(s) Value
11	COD Actual	9/10/2019	8/10/2019
21	CS program term	20	32
23	System size (kWDC)	6,866.00	<unable to determine>
	Site lease year 2	20,639.00	<unable to determine>
	Site lease year 3	20,639.00	<unable to determine>
	Site lease year 4	20,639.00	<unable to determine>
	Site lease year 5	20,639.00	<unable to determine>
	Site lease year 6	21,670.95	<unable to determine>
	Site lease year 7	21,670.95	<unable to determine>
	Site lease year 8	21,670.95	<unable to determine>
	Site lease year 9	21,670.95	<unable to determine>
	Site lease year 10	21,670.95	<unable to determine>
	Site lease year 11	22,754.50	<unable to determine>
	Site lease year 12	22,754.50	<unable to determine>
	Site lease year 13	22,754.50	<unable to determine>
	Site lease year 14	22,754.50	<unable to determine>
	Site lease year 15	22,754.50	<unable to determine>
	Site lease year 16	23,892.22	<unable to determine>
	Site lease year 17	23,892.22	<unable to determine>
	Site lease year 18	23,892.22	<unable to determine>
	Site lease year 19	23,892.22	<unable to determine>
	Site lease year 20	23,892.22	<unable to determine>
	Site lease year 21	25,086.83	<unable to determine>
	Site lease year 22	25,086.83	<unable to determine>
	Site lease year 23	25,086.83	<unable to determine>
	Site lease year 24	25,086.83	<unable to determine>
	Site lease year 25	25,086.83	<unable to determine>

Exhibit 3 to Attachment A Page 2 of 3

Sample Host Customer Solar Asset Number	Host Customer Solar Asset Sample Characteristic	Data File	Source(s) Value
	Site lease year 26	26,341.18	<unable to determine>
	Site lease year 27	26,341.18	<unable to determine>
	Site lease year 28	26,341.18	<unable to determine>
	Site lease year 29	26,341.18	<unable to determine>
	Site lease year 30	26,341.18	<unable to determine>
	Site lease year 31	27,658.23	<unable to determine>
	Site lease year 32	27,658.23	<unable to determine>
	Site lease year 33	27,658.23	<unable to determine>
	Site lease year 34	27,658.23	<unable to determine>
	Site lease year 35	27,658.23	<unable to determine>
24	System size (kWDC)	6,866.00	6,686.00
	Site lease year 2	42,246.40	<unable to determine>
	Site lease year 3	42,246.40	<unable to determine>
	Site lease year 4	42,246.40	<unable to determine>
	Site lease year 5	42,246.40	<unable to determine>
	Site lease year 6	44,358.72	<unable to determine>
	Site lease year 7	44,358.72	<unable to determine>
	Site lease year 8	44,358.72	<unable to determine>
	Site lease year 9	44,358.72	<unable to determine>
	Site lease year 10	44,358.72	<unable to determine>
	Site lease year 11	46,576.66	<unable to determine>
	Site lease year 12	46,576.66	<unable to determine>
	Site lease year 13	46,576.66	<unable to determine>
	Site lease year 14	46,576.66	<unable to determine>
	Site lease year 15	46,576.66	<unable to determine>
	Site lease year 16	48,905.49	<unable to determine>
	Site lease year 17	48,905.49	<unable to determine>
	Site lease year 18	48,905.49	<unable to determine>
	Site lease year 19	48,905.49	<unable to determine>
	Site lease year 20	48,905.49	<unable to determine>
	Site lease year 21	51,350.76	<unable to determine>
	Site lease year 22	51,350.76	<unable to determine>

Exhibit 3 to Attachment A Page 3 of 3

Sample Host Customer Solar Asset Number	Host Customer Solar Asset Sample Characteristic	Data File	Source(s) Value
	Site lease year 23	51,350.76	<unable to determine>
	Site lease year 24	51,350.76	<unable to determine>
	Site lease year 25	51,350.76	<unable to determine>
	Site lease year 26	53,918.30	<unable to determine>
	Site lease year 27	53,918.30	<unable to determine>
	Site lease year 28	53,918.30	<unable to determine>
	Site lease year 29	53,918.30	<unable to determine>
	Site lease year 30	53,918.30	<unable to determine>
	Site lease year 31	56,614.22	<unable to determine>
	Site lease year 32	56,614.22	<unable to determine>
	Site lease year 33	56,614.22	<unable to determine>
	Site lease year 34	56,614.22	<unable to determine>
	Site lease year 35	56,614.22	<unable to determine>

Exhibit 4 to Attachment A Page 1 of 2

Host Customer Solar Asset Sample Characteristic Differences Between the Preliminary Data File and the Updated Preliminary Data File

Sample Host Customer Solar Asset Number	Host Customer Solar Asset Sample Characteristic	Preliminary Data File Value	Updated Preliminary Data File
2	System size (kWDC)	858.00	301.00
	Specific yield (MWh/MW)	1,145.34	1,122.26
10	Credit rating	BBB	Baa1
	Rating agency	S&P	Moody’s
	PPA rate year 1	0.066	0.048
	PPA rate year 2	0.070	0.048
	PPA rate year 3	0.073	0.048
	PPA rate year 4	0.077	0.048
	PPA rate year 5	0.081	0.048
	PPA rate year 6	0.085	0.048
	PPA rate year 7	0.089	0.051
	PPA rate year 8	0.092	0.054
	PPA rate year 9	0.096	0.057
	PPA rate year 10	0.100	0.060
	PPA rate year 11	0.104	0.064
	PPA rate year 12	0.108	0.067
	PPA rate year 13	0.112	0.070
	PPA rate year 14	0.115	0.073
	PPA rate year 15	0.119	0.076
	PPA rate year 16	0.123	0.079
	PPA rate year 17	0.127	0.083
	PPA rate year 18	0.131	0.086
	PPA rate year 19	0.135	0.089
	PPA rate year 20	0.139	0.092
	PPA rate year 21	0.143	0.000
	PPA rate year 22	0.147	0.000
	PPA rate year 23	0.150	0.000

Exhibit 4 to Attachment A Page 2 of 2

Sample Host Customer Solar Asset Number	Host Customer Solar Asset Sample Characteristic	Preliminary Data File Value	Updated Preliminary Data File
	PPA rate year 24	0.154	0.000
	PPA rate year 25	0.158	0.000
	PPA rate year 26	0.162	0.000
	PPA rate year 27	0.166	0.000
	PPA rate year 28	0.170	0.000
	PPA rate year 29	0.174	0.000
	PPA rate year 30	0.178	0.000
	PPA rate year 31	0.182	0.000
	PPA rate year 32	0.186	0.000
11	COD actual	20190910	20190810
14	System size (kWDC)	237.16	124.00
	Specific yield (MWh/MW)	1,141.42	1,143.39
17	Customer	N/a	City of Pittsfield Public Schools
	Credit rating	N/a	AA+
	Rating agency	N/a	S&P
	PPA term	0	20
	CS program term	20	N/a
18	Customer	N/a	City of Pittsfield Public Schools
	Credit rating	N/a	AA+
	Rating agency	N/a	S&P
	PPA term	0	20
	CS program term	20	N/a
21	System size (kWDC)	1,207.35	491.07
	Specific yield (MWh/MW)	1,266.29	1,315.48
	CS program term	20	35
23	System size (kWDC)	6,866.00	6,686.00
	Specific yield (MWh/MW)	1,607.22	1,650.49
24	System size (kWDC)	6,866.00	6,686.00
	Specific yield (MWh/MW)	1,500.24	1,540.63
25	Offtake type	RNM	Community Solar

Exhibit 5 to Attachment A

Incentive REC Solar Asset Sample Characteristic Differences

Sample Incentive REC Solar Asset Number	Incentive REC Solar Asset Sample Characteristic	Preliminary Data File	Updated Preliminary Data File
26	Counterparty	SREC Counterparty #1	Xcel Energy
27	Counterparty	SREC Counterparty #1	Xcel Energy
28	Counterparty	SREC Counterparty #1	Xcel Energy
29	Counterparty	SREC Counterparty #2	New Jersey Board of Public Utilities
30	Counterparty	SREC Counterparty #2	New Jersey Board of Public Utilities